INTANGIBLE ASSETS (Detail) (Vaporfection International Inc. [Member])	Apr. 01, 2013	Mar. 22, 2013
Vaporfection International Inc. [Member]
Intangible Assets [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%	100.00%